Investment in affiliates	12 Months Ended
Dec. 31, 2014
Investment in affiliates
Investment in affiliates

10. Investment in affiliates

        As of December 31, 2014, investments in affiliates represent (i) 23% equity interest in Ovation which is a BVI company that engages in research and development, and distribution of beauty products and production and publication of TV programme, (ii) 37.5% equity interest in Beijing Explink Information Technology Co., Ltd. ("Explink") which is a PRC registered company that provides information system and software products and (iii) 30% equity interest in a PRC registered company that provides logistic service. All these investments are acquired in 2014 by cash.

        During the years ended December 31, 2012, 2013 and 2014, the Group recognized its share of loss of affiliates with regard to Ovation, Explink and Zhengzhou Andaxin in the amount of nil, nil and $10,232,492 respectively.

        Investment as of December 31, 2013 and 2014 were as follows:

As of December 31
2014
$
Ovation	45,005,933
Explink	485,668
A PRC logistic company	827,289

Total	46,318,890